Geographic Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Revenue by Selected Geographic Area Information
Selected geographic area information was as follows:

	2018	2017	2016
Geographic Information
Revenue — to unaffiliated customers(1):
United States	$1,483.2	$1,373.0	$1,361.6
International	1,583.6	1,516.0	1,551.9
Revenue	$3,066.8	$2,889.0	$2,913.5

Long-lived assets(2):
United States	$602.6	$604.7	$463.8
United Kingdom	187.5	204.4	190.6
Other foreign countries	195.8	190.2	173.0
Long-lived assets	$985.9	$999.3	$827.4
(1) Revenue is attributed to the countries based on the location of the customer.
(2) Long-lived assets consist of property and equipment, net, and certain noncurrent assets.

Long-lived Assets by Selected Geographic Area Information
Selected geographic area information was as follows:

	2018	2017	2016
Geographic Information
Revenue — to unaffiliated customers(1):
United States	$1,483.2	$1,373.0	$1,361.6
International	1,583.6	1,516.0	1,551.9
Revenue	$3,066.8	$2,889.0	$2,913.5

Long-lived assets(2):
United States	$602.6	$604.7	$463.8
United Kingdom	187.5	204.4	190.6
Other foreign countries	195.8	190.2	173.0
Long-lived assets	$985.9	$999.3	$827.4
(1) Revenue is attributed to the countries based on the location of the customer.
(2) Long-lived assets consist of property and equipment, net, and certain noncurrent assets.